Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		$ 1,058,698	$ 1,066,623
Less: accumulated depreciation		(679,020)	(377,262)
Total property and equipment, net from discontinued operations		379,678	689,361
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		542,755	541,931
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		13,547	13,777
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		$ 502,396	$ 510,915